Contingent Liabilities and Legal Proceedings - Additional Information (Detail) ₨ / shares in Units, € in Millions, £ in Millions, $ in Millions, ₨ in Billions	12 Months Ended
	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 Petition	Jun. 30, 2015 GBP (£)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 GBP (£) shares	Jun. 30, 2014 USD ($) shares	Jun. 30, 2014 GBP (£) ₨ / shares	Jun. 30, 2013 shares	Jun. 30, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Oct. 31, 2017 GBP (£)	Jun. 30, 2014 INR (₨)
Disclosure of contingent liabilities [line items]
Total consideration	£ 739.0
Ownership Interest in subsidiary	100.00%	100.00%
United Spirits Limited [member]
Disclosure of contingent liabilities [line items]
Ownership Interest in subsidiary	54.78%	54.78%
Shares percenatge of additional equivalent payments required to be made to shareholders	0.04%	0.04%
UBHL [member] | United Spirits Limited [member]
Disclosure of contingent liabilities [line items]
Acquisition price per share | ₨ / shares								₨ 1,440
SPA [member] | United Spirits Limited [member]
Disclosure of contingent liabilities [line items]
Date of acquisition									Nov. 09, 2012
Business acquisition number of shares acquired | shares									21,767,749
Business acquisition, percentage of interest acquired						14.98%		14.98%						14.98%
Total consideration						£ 349.0		₨ 349.0						₨ 31.3
Ownership Interest in subsidiary				54.78%	54.78%
Ownership Interest in associate				2.38%	2.38%
Completion date of original acquisition						Jul. 04, 2013	Jul. 04, 2013
SPA [member] | UBHL [member]
Disclosure of contingent liabilities [line items]
Number of pending winding-up petitions | Petition			5
SPA [member] | UBHL [member] | United Spirits Limited [member]
Disclosure of contingent liabilities [line items]
Business acquisition number of shares acquired | shares						10,141,437	10,141,437
Business acquisition, percentage of interest acquired						6.98%		6.98%						6.98%
Contingent Liability for Guarantees [member] | Diageo Holdings Netherlands BV [member] | Watson Limited [member] | Standard Chartered Bank (SCB) [member]
Disclosure of contingent liabilities [line items]
Guarantee provided in respect of bank facility						£ 92.0	$ 135.0
Facility payment under guarantee agreement				£ 96.0	$ 141.0
Tax Contingent Liability [member] | France [member]
Disclosure of contingent liabilities [line items]
Interest and penalties											£ 214.0	€ 241
Tax Contingent Liability [member] | Maximum [member]
Disclosure of contingent liabilities [line items]
Interest and penalties													£ 250.0
25 February agreement [member] | Watson Limited [member]
Disclosure of contingent liabilities [line items]
Release of obligations to indemnify under guarantee of certain borrowings	£ 96.0	$ 141.0
Damages related to breach of associated security documents	105.0	142.0
Cost incurred to date in various proceedings	£ 1.0	$ 1.8
Percentgae of damages claimed	50.00%	50.00%
25 February agreement [member] | Dr Mallya [member]
Disclosure of contingent liabilities [line items]
Payment relating to disengagement agreements	£ 53.0	$ 75.0
Global non-compete, non-interference, non-solicitation and standstill commitments term	5 years	5 years
Consideration payment period	5 years	5 years
Agreement date	Feb. 25, 2016	Feb. 25, 2016
Payment relating to disengagement agreements	£ 28.0	$ 40.0
Amount payable in equal installments to Dr Mallya	5.0									$ 7.0
Installment not liable to pay related to breaches of several provisions	5.0	7.0
Demanding the repayment of original amount paid	28.0	$ 40.0
25 February agreement [member] | United Breweries Overseas Limited [member]
Disclosure of contingent liabilities [line items]
Release of obligations to indemnify under guarantee of certain borrowings	£ 30.0